TAXATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated carry forward losses			$ 59,900
Luxemburg corporation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporation tax rate	24.94%	26.01%
Israeli corporate tax rates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporation tax rate		23.00%
US federal income taxes rate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporation tax rate		21.00%